Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Computation of Basic and Diluted Earnings Per Share (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended												12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income attributable to Federated Investors, Inc.	$ 49,581	[1],[2]	$ 55,773	[1],[2]	$ 40,410	[1],[2]	$ 42,325	[1],[2]	$ 36,943	$ 38,320	$ 42,413	$ 33,231	$ 188,088		$ 150,906		$ 179,114
Basic weighted-average common shares outstanding													100,313		100,609		99,925
Dilutive potential shares from stock options													0		23		68
Diluted weighted-average common shares outstanding													100,313		100,632		99,993
Earnings Per Share, Basic and Diluted	$ 0.44	[1],[2],[3]	$ 0.54	[1],[2],[3]	$ 0.39	[1],[2],[3]	$ 0.41	[1],[2],[3]	$ 0.36	$ 0.37	$ 0.41	$ 0.32	$ 1.79	[4]	$ 1.45	[4]	$ 1.73	[4]
Basic [Member]
Net income attributable to Federated Investors, Inc.													188,088		150,906		179,114
Less: Total income available to participating unvested restricted shareholders													(8,400)	[5]	(4,922)	[5]	(6,443)	[5]
Total net income attributable to Federated Common Stock													179,688	[4]	145,984	[4]	172,671	[4]
Diluted [Member]
Net income attributable to Federated Investors, Inc.													188,088		150,906		179,114
Less: Total income available to participating unvested restricted shareholders													(8,400)	[5]	(4,921)	[5]	(6,443)	[5]
Total net income attributable to Federated Common Stock													$ 179,688	[4]	$ 145,985	[4]	$ 172,671	[4]

[1]	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.
[2]	For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.
[3]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.
[4]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[5]	Income available to participating restricted shareholders includes dividends paid on unvested restricted shares and their proportionate share of undistributed earnings, if any.